Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Income and Expenses [Abstract]
Loss from conversion of 2017 Notes				¥ (18,375)
Loss from conversion of Onshore Convertible Loans				(8,548)
Loss from issuance of 2018 Notes				(5,081)
Loss on termination agreement with Everest			¥ (23,039)
Income of incentive payment from depository bank	¥ 2,348	$ 360
Fair value change of short-term investments	11,288	1,730	703
Fair value change of put right liabilities	3,024	463
Income from other financial assets				13,622
Net foreign exchange gains (losses)	(22,126)	(3,391)	1,619	742
Subsidy income	11,633	1,783	568	750
Gains on deconsolidation of a subsidiary	407,598	62,467
Fair value change of other financial assets			42
Others	(873)	(134)	(98)	110
Other Income (Expenses), Net	¥ 412,892	$ 63,278	¥ (20,205)	¥ (16,780)